Amana Mutual Funds Trust, Income Fund
Common Stocks - 97.6%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary
Automotive Retailers

Genuine Parts	382,000	$ 34,490,780	2.7%

Home Improvement

Stanley Black & Decker	100,000	13,286,000	1.0%

		47,776,780	3.7%

Consumer Staples
Beverages

PepsiCo	250,000	34,182,500	2.6%

Household Products

Colgate-Palmolive	524,000	38,854,600	3.0%

Kimberly-Clark	230,000	32,455,300	2.5%

Procter & Gamble	40,000	4,809,200	0.4%

Unilever ADR	325,000	20,533,500	1.6%

		96,652,600	7.5%

Packaged Food

General Mills	300,000	16,140,000	1.2%

McCormick & Co	350,000	57,004,500	4.4%

		73,144,500	5.6%

		203,979,600	15.7%

Health Care
Large Pharma

AbbVie	380,000	24,981,200	1.9%

Bristol-Myers Squibb	650,000	31,245,500	2.4%

Eli Lilly	620,000	70,041,400	5.4%

GlaxoSmithKline ADR	381,107	15,846,429	1.2%

Johnson & Johnson	230,000	29,522,800	2.3%

Novartis ADR	235,400	21,211,894	1.6%

Pfizer	1,150,000	40,882,500	3.2%

		233,731,723	18.0%

Medical Devices

Abbott Laboratories	350,000	29,862,000	2.3%

Medical Equipment

Alcon(1)	47,080	2,869,997	0.2%

		266,463,720	20.5%
Industrials

Aircraft & Parts

United Technologies	125,000	16,280,000	1.3%

Commercial & Residential Building Equipment & Systems

Honeywell International	300,000	49,386,000	3.8%

Johnson Controls International	500,000	21,345,000	1.6%

Resideo Technologies(1)	50,000	689,000	0.1%

		71,420,000	5.5%

Flow Control Equipment

Parker Hannifin	275,000	45,586,750	3.5%

Industrial Distribution & Rental

W.W. Grainger	80,000	21,892,000	1.7%

Industrial Machinery

Illinois Tool Works	300,000	44,958,000	3.5%

Measurement Instruments

Rockwell Automation	300,000	45,837,000	3.5%

Rail Freight

Canadian National Railway	384,000	35,381,760	2.7%

		281,355,510	21.7%

Materials

Agricultural Chemicals

Corteva	213,666	6,264,687	0.5%

Nutrien	170,000	8,561,200	0.6%

		14,825,887	1.1%

Basic & Diversified Chemicals

Air Products & Chemicals	200,000	45,184,000	3.5%

Dow	102,560	4,372,133	0.3%

DuPont de Nemours	213,666	14,514,332	1.1%

Linde	160,000	30,225,600	2.3%

Methanex	300,000	9,738,000	0.8%

		104,034,065	8.0%

Non Wood Building Materials

Carlisle	330,000	47,836,800	3.7%

Specialty Chemicals

3M	200,000	32,344,000	2.5%

PPG Industries	400,000	44,316,000	3.4%

RPM International	180,000	12,180,600	1.0%

		88,840,600	6.9%

Steel Raw Material Suppliers

Rio Tinto ADR	120,000	6,069,600	0.5%

		261,606,952	20.2%

Technology
Communications Equipment

Cisco Systems	150,000	7,021,500	0.5%

Infrastructure Software

Microsoft	550,000	75,784,500	5.8%

Semiconductor Devices

Intel	900,000	42,669,000	3.3%

Microchip Technology	504,000	43,510,320	3.4%

		86,179,320	6.7%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	850,048	36,237,546	2.8%

		205,222,866	15.8%

Total investments	(Cost is $487,327,982)	1,266,405,428	97.6%

Other Assets (net of liabilities)		30,662,934	2.4%

Total net assets		$1,297,068,362	100.0%

(1) Non-income producing

ADR: American Depository Receipt

Amana Mutual Funds Trust, Growth Fund
Common Stocks - 90.9%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary

Home Products Stores

Lowe’s	400,000	$ 44,880,000	2.1%

Specialty Apparel Stores

TJX Companies	1,400,000	76,958,000	3.6%

		121,838,000	5.7%

Consumer Staples

Beverages

PepsiCo	235,000	32,131,550	1.5%

Household Products

Church & Dwight	1,200,000	95,736,000	4.5%

Clorox	250,000	39,540,000	1.9%

Estee Lauder, Class A	458,594	90,797,026	4.3%
		226,073,026	10.7%

		258,204,576	12.2%

Health Care

Biotech

Amgen	355,000	74,060,100	3.5%

Celgene(1)	200,000	19,360,000	0.9%

		93,420,100	4.4%

Large Pharma

Eli Lilly	350,000	39,539,500	1.9%

Johnson & Johnson	420,000	53,911,200	2.5%

Novo Nordisk ADR	1,002,195	52,224,381	2.5%

		145,675,081	6.9%

Life Science Equipment

Agilent Technologies	900,000	63,999,000	3.0%

Medical Devices

Stryker	300,000	66,198,000	3.1%

		369,292,181	17.4%

Industrials

Aircraft & Parts

L3Harris Technologies	390,000	82,449,900	3.9%

Building Sub Contractors

EMCOR Group	682,750	59,699,660	2.8%

Industrial Distribution & Rental

Fastenal	1,200,000	36,744,000	1.7%

Measurement Instruments

Keysight Technologies(1)	500,000	48,430,000	2.3%

Trimble(1)	1,500,000	56,280,000	2.6%

		104,710,000	4.9%

Metalworking Machinery

Lincoln Electric Holdings	360,000	29,721,600	1.4%

Rail Freight

Norfolk Southern	300,000	52,215,000	2.5%

Union Pacific	300,000	48,588,000	2.3%

		100,803,000	4.8%

		414,128,160	19.5%

Technology

Application Software

Adobe(1)	400,000	113,804,000	5.4%

Intuit	450,000	129,762,000	6.1%

SAP ADR	316,379	37,696,558	1.8%

		281,262,558	13.3%

Communications Equipment

Apple	504,000	105,078,960	5.0%

Cisco Systems	1,500,000	70,215,000	3.3%

		175,293,960	8.3%

Information Services

Gartner(1)	180,000	24,060,600	1.1%

Infrastructure Software

Oracle	650,000	33,839,000	1.6%

Semiconductor Devices

Qualcomm	800,000	62,216,000	2.9%

Xilinx	600,000	62,436,000	3.0%

		124,652,000	5.9%

Semiconductor Manufacturing

ASML Holding NY	308,000	68,563,880	3.2%

Taiwan Semiconductor ADR	1,222,471	52,113,939	2.5%

		120,677,819	5.7%

Technology Distributors

SYNNEX	44,335	3,715,716	0.2%

		763,501,653	36.1%

Total investments	(Cost is $467,370,884)	1,926,964,570	90.9%

Other Assets (net of liabilities)		193,394,635	9.1%

Total net assets		$ 2,120,359,205	100.0%

(1) Non-income producing

ADR: American Depository Receipt

Amana Mutual Funds Trust, Developing World Fund
Common Stocks - 80.9%	Number of Shares	Market Value	Country(1)	Percentage of Assets
Communications
Cable & Satellite
MultiChoice Group(2)	3,120	$27,019	South Africa	0.1%

Internet Media
Baidu ADR(2)	7,000	731,290	China	2.3%
Naspers, N Shares, ADR	15,600	705,900	South Africa	2.2%
		1,437,190		4.5%

Telecom Carriers
Advanced Info Service	99,000	749,891	Thailand	2.3%
Telekomunikasi Indonesia ADR	30,000	942,600	Indonesia	3.0%
		1,692,491		5.3%

		3,156,700		9.9%

Consumer Discretionary
Airlines
Copa Holdings, Class A	4,000	412,720	Panama	1.3%

Apparel, Footwear & Accessory Design
Kontoor Brands	1,714	58,687	United States	0.2%
VF	12,000	983,400	United States	3.1%
		1,042,087		3.3%

Automobiles
Ford Otomotiv Sanayi	52,500	530,083	Turkey	1.7%

Department Stores
Ramayana Lestari Sentosa	6,000,000	511,536	Indonesia	1.6%

Home Improvement
Techtronic Industries	140,000	966,304	Hong Kong	3.0%

		3,462,730		10.9%
Consumer Staples
Food & Drug Stores
Clicks Group	78,000	1,022,717	South Africa	3.2%

Household Products
Colgate-Palmolive	12,600	934,290	United States	3.0%
Unilever ADR	14,700	928,746	United Kingdom	2.9%
		1,863,036		5.9%

Packaged Food
Indofood CBP Sukses Makmur	800,000	678,268	Indonesia	2.1%
M. Dias Branco	30,000	259,503	Brazil	0.8%
		937,771		2.9%

		3,823,524		12.0%

Financials
Islamic Banking
BIMB Holdings	531,000	511,351	Malaysia	1.6%

Real Estate Owners & Developers
SM Prime Holdings	1,610,000	1,091,361	Philippines	3.4%
		1,602,712		5.0%

Health Care
Health Care Facilities
Bangkok Dusit Medical Services NVDR	380,000	292,627	Thailand	0.9%
IHH Healthcare	300,000	412,378	Malaysia	1.3%
KPJ Healthcare	2,535,992	548,193	Malaysia	1.7%
		1,253,198		3.9%

Industrials
Logistics Services
Kerry Logistics Network	400,000	618,808	China(3)	1.9%

Rail Freight
Kansas City Southern Industries	6,500	817,700	United States	2.6%

Transport Support Services
Grupo Aeroportuario Sureste ADR	1,350	198,975	Mexico	0.6%

Waste Management
Sunny Friend Environmental Technology	75,000	624,309	Taiwan	2.0%

		2,259,792		7.1%

Materials
Precious Metal Mining
Barrick Gold	59,748	1,157,916	Canada	3.6%

Specialty Chemicals
International Flavors & Fragrances	5,000	548,750	United States	1.8%

		1,706,666		5.4%

Technology
Application Software
Tencent Holdings ADR		36,000	1,485,720	China	4.7%

Communications Equipment
Samsung Electronics		23,800	866,534	Korea	2.7%
Sercomm		266,000	698,574	Taiwan	2.2%
			1,565,108		4.9%

Computer Hardware & Storage
Advantech		90,000	764,819	Taiwan	2.4%

Electronics Components
Silergy		41,400	919,857	China(3)	2.9%

Semiconductor Devices
Micron Technology(2)		17,000	769,590	United States	2.4%

Semiconductor Manufacturing
ASM Pacific Technology Limited		54,000	617,491	China(3)	2.0%
Taiwan Semiconductor ADR		21,000	895,230	Taiwan	2.8%
			1,512,721		4.8%

			7,017,815		22.1%

Utilities
Power Generation
Manila Electric		80,000	560,863	Philippines	1.8%

Utility Networks
Hong Kong & China Gas		464,119	895,590	China(3)	2.8%

			1,456,453		4.6%

Total investments	(Cost is $	21,240,204)	25,739,590		80.9%
Other Assets (net of liabilities)			6,070,730		19.1%

Total net assets			$31,810,320		100.0%
(1) Country of domicile
(2) Non-income producing
(3) Denotes a country of primary exposure
ADR: American Depository Receipt
NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund
Corporate Sukuk - 69.0%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets
Consumer Discretionary
Al Shindagha(2)	3.776% due 11/26/2019	$ 3,250,000	$ 3,244,247	United Arab Emirates	3.5%
Almarai(2)	4.311% due 03/05/2024	2,500,000	2,666,427	Saudi Arabia	2.8%
Majid Al Futtaim(2)	4.50% due 11/03/2025	3,250,000	3,481,853	United Arab Emirates	3.7%

			9,392,527		10.0%
Energy
Petronas Global(3)	2.707% due 03/18/2020	3,000,000	3,005,580	Malaysia	3.2%

			3,005,580		3.2%
Financials
Aldar Investment(2)	4.75% due 09/29/2025	1,000,000	1,078,061	United Arab Emirates	1.2%
Dubai International Bank(2)	2.921% due 06/03/2020	3,000,000	3,003,835	United Arab Emirates	3.2%
Dubai International Finance Centre(2)	4.325% due 11/12/2024	3,500,000	3,686,405	United Arab Emirates	3.9%
Emaar Malls(2)	4.564% due 06/18/2024	3,500,000	3,681,973	United Arab Emirates	3.9%
Emirates Islamic Bank(2)	3.542% due 05/31/2021	3,500,000	3,544,405	United Arab Emirates	3.8%
Investment Corporate of Dubai(2)	3.508% due 05/21/2020	3,225,000	3,233,278	United Arab Emirates	3.4%
Investment Corporate of Dubai(2)	5.00% due 02/01/2027	1,500,000	1,600,255	United Arab Emirates	1.7%
Majid Al Futtaim(2)	4.638% due 05/14/2029	3,250,000	3,558,610	United Arab Emirates	3.8%
Noor(2)	2.788% due 04/28/2020	3,000,000	2,996,136	United Arab Emirates	3.2%
Qatar International Bank(2)	2.754% due 10/27/2020	3,950,000	3,951,173	Qatar	4.2%
SIB Sukuk Co III(2)	3.084% due 09/08/2021	3,000,000	3,022,819	United Arab Emirates	3.3%

			33,356,950		35.6%
Health Care
NMC Healthcare(2)	5.95% due 11/21/2023	3,500,000	3,699,341	United Arab Emirates	3.9%

			3,699,341		3.9%
Industrials
DP World Crescent(2)	3.908% due 05/31/2023	3,500,000	3,621,295	United Arab Emirates	3.9%

			3,621,295		3.9%
Materials
Equate Sukuk Spc(2)	3.944% due 02/21/2024	3,500,000	3,641,721	United Arab Emirates	3.9%

			3,641,721		3.9%

Technology
Axiata(2)	4.357% due 03/24/2026		1,750,000	1,896,456	Malaysia	2.0%

				1,896,456		2.0%
Utilities
Saudi Electric Global(3)	4.00% due 04/08/2024		1,500,000	1,593,585	Saudi Arabia	1.7%
Saudi Electric Global(2)	4.00% due 04/08/2024		1,500,000	1,594,354	Saudi Arabia	1.7%
TNB Global Ventures Capital(2)	3.244% due 10/19/2026		2,790,000	2,868,911	Malaysia	3.1%

				6,056,850		6.5%

Total Corporate Sukuk				$64,670,720		69.0%

Government Sukuk - 22.6%
Foreign Government Bonds
Department of Finance Dubai(2)	3.875% due 01/30/2023		3,250,000	$3,402,179	United Arab Emirates	3.6%
Kingdom of Saudi Arabia(2)	3.628% due 04/20/2027		3,500,000	3,808,670	Saudi Arabia	4.1%
Oman Sovereign(2)	4.397% due 06/01/2024		4,000,000	4,011,128	Oman	4.3%
Perusahaan Penerbit SBSN(2)	3.75% due 03/01/2023		500,000	518,445	Indonesia	0.6%
Perusahaan Penerbit SBSN(2)	4.55% due 03/29/2026		1,485,000	1,632,802	Indonesia	1.7%
RAK Capital(2)	3.094% due 03/31/2025		1,750,000	1,798,125	United Arab Emirates	1.9%
Sharjah(2)	3.764% due 09/17/2024		2,500,000	2,653,074	United Arab Emirates	2.8%
State of Quatar(2)	3.241% due 01/18/2023		3,250,000	3,381,216	Qatar	3.6%

				$21,205,639		22.6%

Total investments		(Cost is $	83,596,717)	85,876,359		91.6%
Other Assets (net of liabilities)				7,854,152		8.4%

Total net assets				$93,730,511		100.0%
(1) Country of risk

(2) Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the aggregate value of these securities was $81,277,194 representing 86.7% of net assets.

(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the net value of these securities was $4,599,165 representing 4.9% of net assets.

Amana Mutual Funds Trust Form F August 31, 2019

Notes to Schedule of Investments (unaudited)

1.	Organization:

Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2.	Significant Accounting Policies

a.	Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.

b.	Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk,

Amana Mutual Funds Trust Form F August 31, 2019

yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019, in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Income Fund

Common Stocks[1]	$1,266,405,428	$-	$-	$1,266,405,428

Total Assets	$1,266,405,428	$-	$-	$1,266,405,428

Growth Fund

Common Stocks[1]	$1,926,694,570	$-	$-	$1,926,694,570

Total Assets	$1,926,694,570	$-	$-	$1,926,694,570

Developing World

Common Stocks

Communications	$2,406,809	$749,891	$-	$3,156,700

Consumer Discretionary	$1,454,807	$2,007,923	$-	$3,462,730

Consumer Staples	$1,863,036	$1,960,488	$-	$3,823,524

Financials	$-	$1,602,712	$-	$1,602,712

Health Care	$-	$1,253,198	$-	$1,253,198

Industrials	$1,016,675	$1,243,117	$-	$2,259,792

Materials	$1,706,666	$-	$-	$1,706,666

Technology	$3,150,540	$3,867,275	$-	$7,017,815

Utilities	$-	$1,456,453	$-	$1,456,453
Total Assets	$11,598,533	$14,141,057	$-	$25,739,590

Participation Fund

Corporate Sukuk[1]	$-	$64,670,720	$-	$64,670,720

Government Sukuk[1]	$-	$21,205,639	$-	$21,205,639

Total Assets	$-	$85,876,359	$-	$85,876,359

During the year ended “August 31, 2019”, no Fund had transfers between Level 1, Level 2, and Level 3.

(1) See the Schedule of Investments for additional details

3.	Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During a previous fiscal period ended, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of August 31, 2019, by risk category are as follows:

Derivative instruments and hedging activites Chart
Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$-

Total		$-
Statement of Operations effects
Developing World Fund
Derivatives not designated as hedging instruments	Realized Gain (Loss)	Changes in Unrealized Gain (Loss)
Warrants	$5,915	$6,300

Total	$5,915	$6,300

4.	Federal Income Taxes:

The cost basis of investments for federal income tax purposes at August 31, 2019, were as follows:

	Income Fund	Growth Fund	Developing World Fund	Participation Fund

Cost of investments	$487,327,982	$ 467,370,884	$21,240,204	$83,596,717

Gross unrealized appreciation	$782,281,663	$1,459,593,686	$5,762,628	$2,289,959

Gross unrealized depreciation	$ 3,204,217	$ -	$1,263,242	$10,317

Net unrealized appreciation (depreciation)	$779,077,446	$1,459,593,686	$4,499,386	$2,279,642

5.	Subsequent Events

Amana Mutual Funds Trust Form F August 31, 2019

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.